UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21502

RMR HOSPITALITY AND REAL ESTATE FUND
(Exact name of registrant as specified in charter)

400 CENTRE STREET NEWTON, MASSACHUSETTS		02458
(Address of principal executive offices)		(Zip code)

Adam D. Portnoy, President RMR Hospitality and Real Estate Fund 400 Centre Street Newton, Massachusetts 02458
(Name and address of agent for service)

Copy to:

Brian D. O’Sullivan State Street Bank and Trust Company 801 Pennsylvania Avenue, Tower II, 4th Floor Kansas City, Missouri 64102

Julie A Tedesco, Esq. State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, MA 02116

Registrant’s telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

RMR Hospitality and Real Estate Fund

Portfolio of Investments — March 31, 2009 (unaudited)

Company	Shares	Value
Common Stocks — 45.6%
Real Estate Investment Trusts — 40.0%
Apartments — 9.9%
Apartment Investment & Management Co.	5,821	$31,899
Associated Estates Realty Corp.	15,000	85,200
AvalonBay Communities, Inc.	515	24,236
BRE Properties, Inc.	6,000	117,780
Mid-America Apartment Communities, Inc.	7,800	240,474
		499,589
Diversified — 9.5%
Colonial Properties Trust	20,000	76,200
Cousins Properties, Inc.	19,400	124,936
Duke Realty Corp.	10,000	55,000
National Retail Properties, Inc.	6,500	102,960
Vornado Realty Trust	3,558	118,268
		477,364
Health Care — 1.6%
Cogdell Spencer, Inc.	12,455	63,520
Health Care REIT, Inc.	600	18,354
		81,874
Hospitality — 7.0%
Entertainment Properties Trust	7,000	110,320
Hersha Hospitality Trust	38,100	72,390
Sunstone Hotel Investors, Inc.	3,285	8,640
Supertel Hospitality, Inc.	184,942	159,050
		350,400
Office — 3.0%
BioMed Realty Trust, Inc.	5,500	37,235
Brandywine Realty Trust	5,500	15,675
Kilroy Realty Corp.	4,000	68,760
SL Green Realty Corp.	2,900	31,320
		152,990
Retail — 9.0%
Equity One, Inc.	3,000	36,570
Kimco Realty Corp.	5,000	38,100
Ramco-Gershenson Properties Trust	12,000	77,400
Regency Centers Corp.	5,500	146,135
Simon Property Group, Inc.	3,070	106,345
The Macerich Co.	8,000	50,080
		454,630
Total Real Estate Investment Trusts (Cost $4,516,512)		2,016,847
Other — 5.6%
Carador PLC (a) (Cost $2,000,000)	1,499,320	284,871
Total Common Stocks (Cost $6,516,512)		2,301,718
Preferred Stocks — 92.5%
Real Estate Investment Trusts — 92.5%
Apartments — 1.0%
BRE Properties, Inc., Series D	3,400	50,014

See notes to portfolio of investments.

Company	Shares	Value
Preferred Stocks — continued
Real Estate Investment Trusts — continued
Diversified — 24.7%
Digital Realty Trust, Inc., Series A	15,000	$261,600
Duke Realty Corp., Series O	12,100	137,698
LBA Realty LLC, Series B (a)	30,000	240,000
National Retail Properties, Inc., Series C	10,000	152,100
Prologis Trust, Series G	4,900	38,269
PS Business Parks, Inc., Series L	10,000	173,000
Vornado Realty Trust, Series E	11,900	175,644
Vornado Realty Trust, Series F	5,000	70,050
		1,248,361
Health Care — 3.4%
HCP, Inc., Series E	200	3,598
LTC Properties, Inc., Series F	8,100	166,496
		170,094
Hospitality — 36.2%
Eagle Hospitality Properties Trust, Inc., Series A (a) (b)	28,000	18,200
FelCor Lodging Trust, Inc., Series C (b)	39,487	157,948
Hersha Hospitality Trust, Series A	42,400	345,560
Host Marriott Corp., Series E	12,365	238,026
Innkeepers USA Trust, Series C (b)	26,000	11,960
LaSalle Hotel Properties, Series D	22,200	247,974
LaSalle Hotel Properties, Series E	45,400	488,958
Sunstone Hotel Investors, Inc., Series A	37,700	320,450
		1,829,076
Office — 13.3%
Alexandria Real Estate Equities, Inc., Series C	19,225	374,888
SL Green Realty Corp., Series D	28,500	294,975
		669,863
Retail — 13.9%
Cedar Shopping Centers, Inc., Series A	11,800	102,660
Kimco Realty Corp., Series G	16,496	225,170
Regency Centers Corp., Series D	12,000	189,240
Regency Centers Corp., Series E	200	3,294
Weingarten Realty Investors, Series E	1,000	13,000
Weingarten Realty Investors, Series F	15,000	167,850
		701,214
Total Real Estate Investment Trusts (Cost $10,520,540)		4,668,622
Total Preferred Stocks (Cost $10,520,540)		4,668,622
Other Investment Company — 1.0%
UltraShort Real Estate ProShares (Cost $48,177)	1,000	52,730
Short-Term Investments — 4.1%
Other Investment Companies — 4.1%
Dreyfus Cash Management, Institutional Shares, 0.74% (c) (Cost $206,213)	206,213	206,213
Total Investments — 143.2% (Cost $17,291,442) (d)		7,229,283
Other assets less liabilities — 1.9%		93,395
Preferred Shares, at liquidation preference — (45.1)%		(2,275,000)
Net Assets applicable to common shareholders — 100%		$5,047,678

Notes to Portfolio of Investments

(a)          As of March 31, 2009, the Fund held securities fair valued in accordance with policies adopted by the board of trustees aggregating to $543,071 and 7.5% of market value.

(b)         As of March 31, 2009, this security had discontinued paying distributions.

(c)          Rate reflects 7 day yield as of March 31, 2009.

(d)         Although subject to adjustments to the extent 2009 distributions by the issuers of the Fund’s investments are characterized as return of capital, the cost, gross unrealized appreciation and gross unrealized depreciation of the Fund’s investments for federal income tax purposes, as of March 31, 2009, are as follows:

Cost	$17,291,442

Gross unrealized appreciation	$14,885

Gross unrealized depreciation	(10,077,044)

Net unrealized depreciation	$(10,062,159)

Reference should be made to the Fund’s financial statements for the year ended December 31, 2008, for further information concerning the income tax characterization of the Fund’s investment income and distributions.

Fair Value Measurements

Under Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements, or FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 — Quoted prices	$6,686,212
Level 2 — Other significant observable inputs	543,071
Level 3 — Significant unobservable inputs	—
Total	$7,229,283

There were no investments in securities characterized as Level 3 on December 31, 2008, or March 31, 2009.

Item 2.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR HOSPITALITY AND REAL ESTATE FUND

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	May 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	May 22, 2009

By:	/s/ Mark L. Kleifges
Mark L. Kleifges
Treasurer

Date:	May 22, 2009